Financial Instruments (Details) - Schedule of Maximum Exposure to Credit Risk for Trade and Other Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments (Details) - Schedule of Maximum Exposure to Credit Risk for Trade and Other Receivables [Line Items]
Trade and other receivable	$ 1,181	$ 1,575
EMEA [Member]
Financial Instruments (Details) - Schedule of Maximum Exposure to Credit Risk for Trade and Other Receivables [Line Items]
Trade and other receivable	134	637
North America [Member]
Financial Instruments (Details) - Schedule of Maximum Exposure to Credit Risk for Trade and Other Receivables [Line Items]
Trade and other receivable	$ 1,047	$ 938